Stockholders’ Deficit (Details) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares outstanding in percentage	20.00%	20.00%
Public warrants expire term	5 years	5 years
Redemption of warrants, description	Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per Public Warrant;• upon a minimum of 30 days’ prior written notice of redemption, or the 30-day redemption period to each warrant holder; and• if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to warrant holders.	Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants:• in whole and not in part;• at a price of $0.01 per Public Warrant;• upon a minimum of 30 days’ prior written notice of redemption, or the 30-day redemption period to each warrant holder; and• if, and only if, the last reported sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganization, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to warrant holders.
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	200,000,000	200,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights, description	Holders of Class A common stock are entitled to one vote for each share.	Holders of Class A common stock are entitled to one vote for each share.
Common stock, shares issued	317,600	317,600
Common stock, shares outstanding		7,500,000
Common stock subject to possible redemption	7,767,159	7,500,000
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Voting rights, description	Holders of Class B common stock are entitled to one vote for each share.	Holders of Class B common stock are entitled to one vote for each share.
Description of issued and outstanding	As of June 30, 2022 and December 31, 2021, there were 1,941,790 and 2,156,250 shares of Class B common stock issued and outstanding.